Intangible assets and goodwill (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets and goodwill

	Software	Licenses	Brand name	Goodwill	Total
Cost	$	$	$	$	$
Opening balance, November 1, 2022	10,659	44,782	32,573	83,419	171,433
Additions	273	-	22	-	295
Additions from business combinations	-	1,487	-	3,416	4,903
Impairment loss	-	-	(23,257)	(10,292)	(33,549)
Foreign currency translation	378	-	(390)	(340)	(352)
Balance, October 31, 2023	11,310	46,269	8,948	76,203	142,730
Addition/(disposal)(i)	603	(125)	1,000	(96)	1,382
Addition from business combinations	-	4	-	499	503
Impairment loss net of recovery	-	-	(1,497)	(3,467)	(4,964)
Foreign currency translation	73	-	134	234	441
Balance, October 31, 2024	11,986	46,148	8,585	73,373	140,092

Accumulated depreciation
Opening balance, November 1, 2022	4,082	21,861	-	-	25,943
Amortization	2,131	11,093	-	-	13,224
Foreign currency translation	78	-	-	-	78
Balance, October 31, 2023	6,291	32,954	-	-	39,245
Amortization	2,168	5,705	142	-	8,015
Foreign currency translation	16	-	-	-	16
Balance, October 31, 2024	8,475	38,659	142	-	47,276

Balance, October 31, 2023	5,019	13,315	8,948	76,203	103,485
Balance, October 31, 2024	3,511	7,489	8,443	73,373	92,816
(i)During the period ended October 31, 2024, the Company purchased the Queen of Bud brand for consideration of $100 in cash and $900 in common shares.
Schedule of indefinite life intangible assets

	Impairment loss (recovery)
Brands	2024	2023
	$	$
Blessed CBD	215	2,772
Daily High Club	1,941	33
DankStop	39	769
FABCBD	—	7,257
GC	682	749
Nuleaf (i)	(2,000)	8,796
Smoke Cartel	620	2,881
Total	1,497	23,257
(i)During the completion of the impairment tests performed on August 1, 2024, the Company noted that due to changes in the operations of NuLeaf Naturals indicators of recovery of impairment recognized on the brand intangible was observed. Using a revenue royalty rate model, the Company concluded that a recovery of $2,000 of previously recognized impairment existed. The recovery has been included net of impairment losses in the consolidated statement of loss and comprehensive loss.